Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 554,889	$ 22,288
Items that may be reclassified subsequently to net income:
Foreign currency translation	(1,345)	0
Items that will not be reclassified subsequently to net income:
Net increase in fair value of marketable securities and other investments in equity instruments	100,144	0
Income tax expense relating to change in fair value of marketable securities and other investments in equity instruments	(13,860)	0
Total OCI	84,939	0
Total comprehensive income	$ 639,828	$ 22,288